RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 7 – RELATED PARTY TRANSACTIONS

From time to time, related parties make payments on the Company’s behalf or advance cash to the Company for operating costs which require repayment. Such transactions are considered short-term advances and non-interest bearing. During the years ended December 31, 2023 and 2022, the Company’s Founder and Executive Chairman advanced a total of $0 and $42,000, respectively, to the Company in the form of a non-interest-bearing loan, and the company repaid $0 and $242,196 of these advances, respectively. As of December 31, 2023 and 2022 there were no such advances outstanding.

See Note 4 for discussion of Bridge Agreement entered into with related parties.